STOCKHOLDERS EQUITY AND STOCK BASED COMPENSATION (Details)	9 Months Ended
Sep. 30, 2012
Number of Shares
Beginning, Unvested	0
Granted	1,000,000
Vested	0
Cancelled	0
Ending, Unvested	1,000,000
Weighted Average Grant Date Fair Value
Beginning, Unvested	0
Granted	0.65
Vested	0
Cancelled	0
Ending, Unvested	0.65